CONSOLIDATED STATEMENT OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Series D	Series E	Series B	Total Pagaya Technologies Ltd. Shareholders’ Equity (Deficit)	Ordinary Shares (Class A and Class B)		Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non-Controlling Interests
Beginning balance (in shares) at Dec. 31, 2020	[1]	26,817,162
Beginning balance at Dec. 31, 2020		$ 105,981
Redeemable Convertible Preferred Shares
Issuance of preferred shares, net of issuance costs (in shares)	[1]		3,821,088	2,917,248
Issuance of convertible preferred shares net of issuance costs			$ 36,639	$ 136,006
Issuance of preferred shares upon exercise of warrants (in shares)	[1]		83,384		227,700
Issuance of preferred shares upon exercise of warrants			$ 6,009		$ 22,412
Ending balance (in shares) at Dec. 31, 2021	[1]	33,866,582
Ending balance at Dec. 31, 2021		$ 307,047
Beginning balance (in shares) at Dec. 31, 2020	[1]						15,866,428
Beginning balance at Dec. 31, 2020		$ 88,145				$ 3,200	$ 0		$ 315	$ 0	$ 2,885	$ 84,945
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		329,054					329,055	[1]
Issuance of ordinary shares upon exercise of share options		$ 346				346			346
Share-based compensation		68,090				68,090			68,090
Deemed contribution		23,612				23,612			23,612
Deemed dividend distribution		(23,612)				(23,612)					(23,612)
Issuance and reclassification of warrants		20,807				20,807			20,807
Contributions of interests in consolidated VIEs		151,035										151,035
Return of capital to interests in consolidated VIEs		(81,548)										(81,548)
Other comprehensive income (loss)		0
Net income (loss)		(69,523)				(91,151)					(91,151)	21,628
Ending balance (in shares) at Dec. 31, 2021	[1]						16,195,483
Ending balance at Dec. 31, 2021		$ 177,352				1,292	$ 0		113,170	0	(111,878)	176,060
Redeemable Convertible Preferred Shares
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]	(33,866,582)
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		$ (307,047)
Ending balance (in shares) at Dec. 31, 2022	[1]	0
Ending balance at Dec. 31, 2022	[2]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		1,393,798					1,393,798	[1]
Issuance of ordinary shares upon exercise of share options		$ 1,617				1,617			1,617
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]						10,242
Issuance of ordinary shares upon exercise of warrants (in shares)	[1]						1,878,280
Issuance of ordinary shares related to commitment shares (in shares)	[1]						3,878
Issuance of ordinary shares related to commitment shares		1,000				1,000			1,000
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]						37,460,951
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		581,359				581,359			581,359
Share-based compensation		250,711				250,711			250,711
Issuance and reclassification of warrants		20,575				20,575			20,575
Contributions of interests in consolidated VIEs		105,469										105,469
Return of capital to interests in consolidated VIEs		(77,764)										(77,764)
Other comprehensive income (loss)		(2,122)				(713)				(713)		(1,409)
Net income (loss)		(292,774)				(302,321)					(302,321)	9,547
Ending balance (in shares) at Dec. 31, 2022	[1]						56,942,632
Ending balance at Dec. 31, 2022		$ 765,423				553,520	$ 0		968,432	(713)	(414,199)	211,903
Redeemable Convertible Preferred Shares
Issuance of preferred shares, net of issuance costs (in shares)	[1]	5,000,000
Issuance of convertible preferred shares net of issuance costs		$ 74,250
Ending balance (in shares) at Dec. 31, 2023	[1]	5,000,000
Ending balance at Dec. 31, 2023	[2]	$ 74,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		914,908					925,240	[1]
Issuance of ordinary shares upon exercise of share options		$ 4,334				4,334			4,334
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]						962,679
Issuance of ordinary shares upon exercise of warrants (in shares)	[1]						99,711
Issuance of ordinary shares related to commitment shares (in shares)	[1]						1,587,157
Issuance of ordinary shares related to commitment shares		27,892				27,892			27,892
Share-based compensation		78,721				78,721			78,721
Reversal of issuance costs associated with the Business Combination and PIPE Investment		4,401				4,401			4,401
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc. (in shares)	[1]						1,525,827
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc.		18,134				18,134			18,134
Reclassification of investments		16,460				(1,881)				(1,881)		18,341
Contributions of interests in consolidated VIEs		19,955										19,955
Return of capital to interests in consolidated VIEs		(64,371)										(64,371)
Other comprehensive income (loss)		7,999
Other comprehensive income (loss)		(8,461)				3,038				3,038		(11,499)
Net income (loss)		(196,739)				(128,438)					(128,438)	(68,301)
Ending balance (in shares) at Dec. 31, 2023	[1]						62,043,246
Ending balance at Dec. 31, 2023		$ 665,749				$ 559,721	$ 0		$ 1,101,914	$ 444	$ (542,637)	$ 106,028

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.
[2]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.